Long-term debt	12 Months Ended
Mar. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Long-term debt
Long-term debt
Revolving facility
On June 3, 2016, the Company entered into an agreement with a syndicate of lenders for a senior secured asset-based revolving facility in the amount of $200,000 with an increase in commitments to $250,000 during the peak season (June 1 - November 30), a revolving credit commitment comprising a letter of credit commitment in the amount of $25,000, with a $5,000 sub-commitment for letters of credit issued in a currency other than Canadian dollars, U.S. Dollars or Euros, and a swingline commitment for $25,000. The revolving facility has a 5-year term and can be drawn in Canadian dollars, U.S. dollars, Euros or other currencies. Amounts owing under the revolving facility may be borrowed, repaid and re-borrowed for general corporate purposes.
The revolving facility has multiple interest rate charge options that are based on the Canadian prime rate, Bankers’ Acceptance rate, the lenders’ Alternate Base Rate, European Base Rate, LIBOR rate, or EURIBOR rate plus an applicable margin, with interest payable quarterly. The Company has pledged substantially all of its assets as collateral for the revolving facility. The revolving facility contains financial and non-financial covenants which could impact the Company’s ability to draw funds. At March 31, 2018 and during the period, the Company was in compliance with all covenants.
As at March 31, 2018, the Company had repaid all amounts owing on the revolving facility (2017 - $6,642 outstanding, net of deferred financing charges of $2,071). Deferred financing charges related to the revolving facility in the amount of $1,694 are included in other long-term liabilities. The Company has unused borrowing capacity under the revolving facility of $97,830 as at March 31, 2018 (2017 - $80,671).
As at March 31, 2018, the Company had letters of credit outstanding under the revolving facility of $568 (2017 - $552).
The Company used the proceeds from the revolving facility to repay and extinguish its previous revolving credit facility and term credit facility (collectively, the credit facility). As a result of the extinguishment of the credit facility, deferred financing charges in the amount of $946 were expensed in the year ended March 31, 2017 as net interest and other finance costs.
Term loan
On December 2, 2016, in connection with the Recapitalization, the Company entered into a senior secured loan agreement with a syndicate of lenders, the term loan, that is secured on a split collateral basis alongside the revolving facility, with an aggregate principal amount of $216,738 (US$162,582). The Company incurred an original issue discount of $6,502 and transaction costs of $3,427 on the issuance of the term loan. The term loan bears interest at a rate of LIBOR plus an applicable margin of 5.00% payable quarterly or at the end of the then current interest period (whichever is earlier) in arrears, provided that LIBOR may not be less than 1.00%. The term loan is due on December 2, 2021, and is repayable in quarterly amounts of US$406 beginning June 30, 2017. Amounts owing under the term loan may be repaid at any time without premium or penalty, but once repaid may not be reborrowed. The Company has pledged substantially all of its assets as collateral for the term loan. The term loan contains financial and non-financial covenants which could impact the Company’s ability to draw funds. As at March 31, 2018 and during the period, the Company was in compliance with all covenants. As the term loan is denominated in U.S. dollars, the Company remeasures the outstanding balance and accrued interest at each balance sheet date. The balance outstanding on the term loan as at March 31, 2018 is $146.6 million (US$113.8 million) (2017 - $151.6 million (US$113.8 million).
The amount outstanding with respect to the term loan is as follows:

	2018	2017
	$	$
Term loan	146,649	151,581
Less unamortized portion of:
Original issue discount	3,142	4,120
Deferred financing fees	1,224	1,209
Embedded derivative	684	870
Revaluation for interest rate modification	4,525	5,935
	137,074	139,447

The Company recognized the fair value of the embedded derivative liability related to the interest rate floor of $1,375 at the inception of the term loan. The derivative will be remeasured at each reporting period and is included in other long-term liabilities. As at March 31, 2018, the value was $152 (2017 - $782).
On March 21, 2017 the Company prepaid $65,031 (US $48,800) of the outstanding principal balance of the term loan using proceeds from its public share offering. After the prepayment, the term loan bears interest at LIBOR plus an applicable margin of 4.00%, provided that LIBOR may not be less than 1.00%. As a result of the prepayment, related original issue discount and deferred financing charges of $2,972 were expensed in net interest expense and other financing costs. The decrease in the applicable margin from 5.00% to 4.00% gives rise to a decrease in the carrying value of the term loan of $4,525 (US$3,511) which will be amortized over the remaining term. The change in the carrying value is included in net interest and other financing costs.
During the year ended March 31, 2018, the term loan lenders syndicated their commitments under the loan agreement to a new group of lenders; the Company’s obligations under the loan agreement are substantially unchanged, and the syndication has no accounting impact. The Company incurred financing costs of $311 in connection with the syndication transaction, which will be amortized over the remaining term of the loan using the effective interest rate method.
Subordinated debt
On December 2, 2016, in connection with the Recapitalization, the Company repaid the outstanding amount of its subordinated debt plus accrued interest as follows:

$
Senior subordinated note	79,716
Junior subordinated note	5,590
85,306
Accrued interest at 6.70%	5,732
91,038

The repayment was financed with the proceeds of the term loan.
Hedging transactions on term loan
On October 18, 2017, the Company entered into derivative transactions to hedge a portion of its exposure to foreign currency exchange risk and interest rate risk related to its term loan liability denominated in U.S. dollars.
The Company entered into a long-dated forward exchange contract to buy $75,000, or $59,382 in equivalent U.S. dollars as measured on the trade date, to fix the foreign exchange risk on term loan borrowings over the term to maturity (December 2, 2021). Unrealized gains and losses in the fair value of the forward contract are recognized in selling, general and administrative expenses in the statement of income.
The Company also entered into a cross-currency swap by selling $50,000, $39,968 in equivalent U.S. dollars floating rate debt bearing interest at LIBOR plus 4.00% as measured on the trade date, and receiving $50,000 fixed rate debt bearing interest at a rate of 5.80%. This cross-currency swap has been designated at inception and is accounted for as a cash flow hedge, and to the extent that the hedge is effective, unrealized gains and losses are included in other comprehensive income until reclassified to the statement of income as the hedged interest payments and principal repayments (or periodic remeasurements) impact net income.
Concurrently, the Company entered into a second cross-currency swap by selling the $50,000 fixed rate debt bearing interest at a rate of 5.80% and receiving $50,000, or €33,966 in equivalent Euro-denominated fixed rate debt bearing interest at a rate of 3.84%. This cross-currency swap has been designated and is accounted for as a hedge of the net investment in its European subsidiary. Hedges of net investments are accounted for similarly to cash flow hedges, with unrealized gains and losses included in other comprehensive income. Amounts included in other comprehensive income are reclassified to net income in the period when the foreign operation is disposed of or sold.
Net interest and other finance costs
Net interest and other finance costs consist of the following:

	2018	2017	2016
	$	$	$
Interest expense:
Revolving facility	2,263	2,437	—
Term loan	10,414	4,903	—
Credit facility	—	393	2,236
Subordinated debt	—	3,822	5,598
Bank overdraft	—	—	17
Other	22	229	14
Standby fees	362	196	136
Write off deferred financing costs on repayment of debt	—	3,919	—
Revaluation of term loan for change in interest rate	—	(5,935)	—
Interest expense and other financing costs	13,061	9,964	8,001
Interest income	(173)	(2)	(5)
	12,888	9,962	7,996